Average Annual Total Returns - FidelityStockSelectorAllCapFund-KPRO - FidelityStockSelectorAllCapFund-KPRO - Fidelity Stock Selector All Cap Fund	Nov. 29, 2024
Fidelity Stock Selector All Cap Fund - Class K | Return Before Taxes
Average Annual Return:
Past 1 year	27.08%
Past 5 years	15.85%
Past 10 years	11.32%
SP001
Average Annual Return:
Past 1 year	26.29%
Past 5 years	15.69%
Past 10 years	12.03%
WA006
Average Annual Return:
Past 1 year	26.06%
Past 5 years	15.05%
Past 10 years	11.40%